Net Loss per Share - Schedule of Basic and Diluted Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Numerator:
Net loss	$ (4,351)	$ (4,998)	$ (23,756)	$ (20,795)
Less: Induced conversion of Series A Preferred Stock into Class A Common Stock				(1,162)
Less: Deemed dividend on waiver of restriction on Class A Common Stock				(495)
Less: Cumulative preferred dividends	(1,350)	(1,238)	(4,906)	(5,521)
Net loss attributable to common stockholders, basic	(5,701)	(6,236)	(28,662)	(27,973)
Net loss attributable to common stockholders, diluted	$ (5,701)	$ (6,236)	$ (28,662)	$ (27,973)
Denominator:
Weighted-average Common Stock outstanding, basic (in Shares)	68,934,960	21,326,609	23,259,598	18,790,448
Weighted-average Common Stock outstanding, diluted (in Shares)	68,934,960	21,326,609	23,259,598	18,790,448
Net loss per share attributable to common stockholders, basic (in Dollars per share)	$ (0.08)	$ (0.29)	$ (1.23)	$ (1.49)
Net loss per share attributable to common stockholders, diluted (in Dollars per share)	$ (0.08)	$ (0.29)	$ (1.23)	$ (1.49)